Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities
Cash Flows from Operating Activities	$ 10,807	$ 3,283
Net income	37,437	34,493	12,874	30,178	44,431
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	27,486	27,988	55,898	55,605	55,171
Impairment of Hancor trademark					3,200
Deferred income taxes			(5,096)	(4,804)	(5,556)
Gain on sale of assets/business			(5,338)	(2,210)	(44,634)
ESOP and stock based compensation expense			35,802	9,875	6,382
Amortization of deferred financing charges			1,602	1,929	1,935
Other non-cash operating activities			2,417	854	2,888
Changes in working capital (see Note 21)			(36,037)	(23,212)	(6,820)
Net cash provided by operating activities			62,122	68,215	56,997
Cash Flows from Investing Activities
Capital expenditures	(15,643)	(21,700)	(40,288)	(40,004)	(26,467)
Property insurance proceeds					3,601
Proceeds from sale of assets/business		5,877	8,907	600	38,953
Cash paid for acquisitions				(4,839)	(45,225)
Investment in unconsolidated affiliate	(7,566)	(5,300)	(6,375)		(2,500)
Additions of capitalized software	(2,008)	(1,380)	(3,310)	(2,389)	(3,396)
Other investing activities	(525)	(533)	(701)	(567)	(799)
Net cash used in investing activities	(25,742)	(23,036)	(41,767)	(47,199)	(35,833)
Cash Flows from Financing Activities
Redemption of Redeemable Convertible Preferred Stock		(3,146)	(4,428)	(3,031)	(3,579)
Cash dividends paid		(3,079)	(112,747)	(5,442)	(4,931)
Purchase of treasury stock - common			(1,063)	(249)	(663)
(Payments) loan on CSV life insurance policies				7,693	(6,490)
Debt issuance costs		(2,311)	(2,311)
Proceeds from Senior Notes		25,000	25,000
Proceeds from term loan		100,000	100,000
Payments on term loan	(2,500)	(77,500)	(80,000)	(10,000)	(10,000)
Payments of notes, mortgages, and other debt	(1,665)	(963)	(1,942)	(1,882)	(2,574)
Proceeds from Revolving Credit Facility	174,760	225,400	490,703	331,200	389,000
Payments on Revolving Credit Facility	(227,000)	(242,300)	(429,660)	(340,000)	(380,500)
Proceeds from initial public offering of common stock, net of underwriter discounts and commissions	79,131
Payments for deferred initial public offering costs	(4,458)
Other financing activities	(432)	(673)	(1,264)	(26)	(1,496)
Net cash provided by financing activities	17,836	20,428	(17,712)	(21,737)	(21,233)
Effect of exchange rate changes on cash and cash equivalents	(251)		(73)
Net change in cash and equivalents	2,650	675	2,570	(721)	(69)
Cash and equivalents at beginning of period	3,931	1,361	1,361	2,082	2,151
Cash and equivalents at end of period	$ 6,581	$ 2,036	$ 3,931	$ 1,361	$ 2,082